Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-38175
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Entity Tax Identification Number	27-1933597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 Fifth Avenue
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(646)
Local Phone Number	448-5144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false